OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09086
TD WATERHOUSE FAMILY OF FUNDS, INC.
(Exact name of registrant as specified in charter) 100 Wall Street, New York, New York 10005
(Address of principal executive offices)	(Zip code)
George O. Martinez, President, TD Waterhouse Family of Funds, Inc., 100 Summer Street, Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code:	212-908-7537

Date of fiscal year end:	October 31, 2005

Date of reporting period:	January 31, 2005

                Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

                A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
§ 3507.

Item 1. Schedule of Investments.

                File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD WATERHOUSE FAMILY OF FUNDS, INC. MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS January 31,2005 (unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CORPORATE OBLIGATIONS

	ASSET-BACKED OBLIGATIONS—10.7%
$5,105,276	Americredit Automobile Receivables, Ser. 2004 CA Cl. A-1, 1.77%, due 9/6/05 (GTY: AMBAC)	1.77	$5,105,276
65,000,000	Aquinas Funding LLC, due 3/10/05 (Credit: MBIA & Rabobank Nederland) (Note D)	2.02	64,867,006
25,915,000	Aquinas Funding LLC, 2.46%, due 5/5/05 (Credit: MBIA & Rabobank Nederland) (Note D)	2.46	25,752,319
150,000,000	CORSAIR Trust I-1012, 2.06%, due 1/5/05 (Credit: JPMorgan Chase Bank; AIG) (Notes A, B, D)	2.59	150,000,000
100,000,000	LEAFs, LLC, 2.51%, due 2/21/05 (Credit: AIG) (Notes A, D)	2.51	100,000,000
40,000,000	LEAFs, LLC, 2.50%, due 2/22/05 (Credit: AIG) (Notes A, D)	2.50	40,000,000
40,000,000	Liberty Light US Capital, 2.59%, due 3/15/05 (Notes A, B, D)	2.55	40,005,372
72,000,000	Metropolitan Life Global Funding I, 2.60%, due 2/28/05 (Notes A, D)	2.60	72,000,000
140,000,000	RACERS Trust, Ser. 2004-6-MM, 2.52%, due 2/22/05 (GTY: Lehman Bros. Holdings, Inc.) (Notes A, D)	2.52	140,000,000
8,055,684	UPFC Auto Receivables Trust, Ser. 2004-A, Cl A-1, 1.94%, due 9/15/05 (GTY: AMBAC)	1.94	8,055,682

			645,785,655

	BROKER/DEALER OBLIGATIONS—15.0%
50,000,000	Goldman Sachs Group, Inc., 2.81%, due 3/15/05 (Notes A, D)	2.81	50,000,000
195,000,000	Goldman Sachs Group, Inc., 2.47%, due 2/15/05 (Notes A, D)	2.47	195,000,000
335,000,000	Merrill Lynch & Co., Inc., 2.58%, due 2/11/05 (Note A)	2.58	335,000,000
35,000,000	Morgan Stanley, 2.39%, due 2/4/05 (Note A)	2.39	35,000,000
43,800,000	Morgan Stanley, 2.60%, due 2/15/05 (Note A)	2.60	43,800,000
250,000,000	Morgan Stanley, 2.48%, due 2/15/05 (Note A)	2.48	250,000,000

			908,800,000

	EXTENDIBLE COMMERCIAL NOTES—2.9%
50,000,000	ASAP Funding Inc., 2.40%, due 2/15/05 (Credit: Bank of America Corp.; Citigroup, Inc.) (Notes A, D, E)	2.40	49,953,528
75,000,000	ASAP Funding Inc., 2.46%, due 3/9/05 (Credit: Bank of America Corp.; Citigroup, Inc.) (Notes A, D, E)	2.46	74,816,250
50,000,000	Newcastle Certificate Program, 2.33%, due 12/8/05 (Notes A, E)	2.33	49,977,444

			174,747,222

	FINANCE & INSURANCE OBLIGATIONS—5.8%
200,000,000	American Express Credit Corp., 2.45%, due 2/7/05 (Note A)	2.45	200,000,000
75,500,000	Associates Corp. of N.A., 2.65%, due 3/29/05 (GTY: Citigroup, Inc.) (Note A)	2.65	75,500,000
3,700,000	Kokomo Grain Co., Inc. Ser 2002-A, 2.63%, due 2/7/05 (Notes A, B, D)	2.63	3,700,000
48,377,000	Meridian Funding Co., LLC, Extendible MTNs, 2.68%, due 2/2/05 (GTY: MBIA) (Note A)	2.68	48,377,000
22,000,000	Sigma Finance Inc., 2.18%, due 5/20/05	1.50	21,955,747

			349,532,747

	FUNDING AGREEMENTS—4.5%
275,000,000	Metropolitan Life Insurance Co., 2.71%, due 4/1/05 (Notes A, B)	2.19	275,000,000

	INDUSTRIAL & OTHER COMMERCIAL PAPER —1.0%
6,350,353	Amtrak Trust 93-A, Ser. A, 2.60% (GTY: General Electric Co.) (Note C)	2.60	6,350,353
19,751,418	Amtrak Trust 93-B, Ser. A, 2.60% (GTY: General Electric Co.) (Note C)	2.60	19,751,418
15,572,070	Amtrak Trust 93-B, Ser. B, 2.60% (GTY: General Electric Co.) (Note C)	2.60	15,572,070
6,400,000	CFM International, Inc., Ser 1999, 2.42% (GTY: General Electric Co.) (Note C)	2.39	6,400,000
10,000,000	Frontenac Properties, Inc., 2.65% (GTY: Sisters of Mercy Health Systems, Inc.) (Note C)	2.65	10,000,000

			58,073,841

	LOAN PARTICIPATIONS—1.4%
20,000,000	Army and Air Force Exchange Service, 2.45%, due 2/14/05 (Note B)	2.45	20,000,000
56,200,000	Cos-Mar Company, 2.55%, due 6/24/05 (GTY: General Electric Co.) (Notes A, B)	2.55	56,200,000
10,000,000	Wellesley College, 2.76%, due 5/2/05 (Note B)	2.76	10,000,000

			86,200,000

	TOTAL CORPORATE OBLIGATIONS—41.3%		2,498,139,465

	BANK OBLIGATIONS

	BANK NOTES—14.1%
85,000,000	Bank of New York Co., Inc., 2.57%, due 2/28/05 (Note A)	2.57	85,000,000
240,000,000	Bayerische Landesbank NY, 2.51%, due 2/24/05 (Note A)	2.51	240,000,000
125,000,000	Irish Life & Permanent PLC, 2.50%, due 2/21/05 (Note A)	2.49	124,982,730
25,000,000	Royal Bank of Canada, 2.43%, due 2/10/05 (Note A)	2.43	25,000,000
60,000,000	Wells Fargo & Co., 2.44%, due 2/2/05 (Note A)	2.42	60,000,000

TD WATERHOUSE FAMILY OF FUNDS, INC. MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS January 31,2005 (unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$85,000,000	Wells Fargo & Co., 2.52%, due 2/14/05 (Note A)	2.52	$85,000,000
165,000,000	Wells Fargo & Co., 2.45%, due 2/15/05 (Note A)	2.45	165,000,000
70,000,000	Westpac Banking Corp. NY, 2.45%, due 3/11/05 (Note A)	2.45	70,000,000

			854,982,730

	DOMESTIC BANK SUPPORTED OBLIGATIONS—6.4%
2,835,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 2.50% (LOC: Fifth Third Bank) (Note C)	2.47	2,835,000
4,265,000	Anacortes Class Assets, LLC Ser. 2003A, 2.55% (LOC: Bank of America) (Note C)	2.52	4,265,000
4,500,000	Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 2.75% (LOC: Bank of New York) (Note C)	2.71	4,500,000
6,820,000	B.F. Fort Meyers, Inc., B.F. South, Inc. U.B., Ltd. Adj. Rate Tax. Secs Ser. 2002, 2.50%
	(LOC: Fifth Third Bank) (Note C)	2.47	6,820,000
7,110,000	Black Property Management, LLC, Adj. Rate Tax. Secs, Ser. 2002, 2.50%
	(LOC: Fifth Third Bank) (Note C)	2.47	7,110,000
9,155,000	Blue Hen Hotel LLC, (Univ. of DE Proj.) Ser. 2001, 2.56% (Credit: PNC Bank, N.A.; Univ. of DE) (Note C)	2.53	9,155,000
17,910,000	Campus Crusade for Christ, Inc., Incremental Tax., Ser. 1997, 2.57% (LOC: Wachovia Bank, N.A.) (Note C)	2.53	17,910,000
5,100,000	CEGW, Inc., Ser. 1999, 2.47% (LOC: PNC Bank, N.A.) (Note C)	2.45	5,100,000
5,320,000	Cincinnati Museum Center, Adj. Rate Tax. Secs., Ser. 2002, 2.50% (LOC: Fifth Third Bank) (Note C)	2.47	5,320,000
10,965,000	Cooley, Inc. International Tax, Ser. 2000, 2.55% (LOC: Wachovia Bank, N.A.) (Note C)	2.52	10,965,000
9,245,000	Corp. Fin. Managers, Inc., Intergrated Loan Program, Pooled Adj. Rate Tax., Ser. B, 2.52% (LOC: Wells Fargo Bank, N.A.) (Note C)	2.49	9,245,000
10,600,000	Country Class Assets, LLC Tax., Ser. 2004A, 2.40% (LOC: Bank of America, N.A.) (Note C)	2.49	10,600,000
2,430,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S.,
	Adj. Rate Tax. Secs, Ser. 2003, 2.50% (LOC: Fifth Third Bank) (Note C)	2.47	2,430,000
6,935,000	DAPSCO, Inc., Tax., Ser. 2002, 2.50% (LOC: Fifth Third Bank) (Note C)	2.47	6,935,000
3,905,000	Dayton Freight Lines, Inc., Ser. 2001, 2.50% (LOC: Fifth Third Bank) (Note C)	2.47	3,905,000
22,775,000	Dominican Sisters, St. Mary’s of the Springs, Tax., Ser. 2000, 2.50% (LOC: Fifth Third Bank) (Note C)	2.47	22,775,000
5,185,000	Dormont Manufactoring Co., Ser. 2000A, 2.44% (LOC: PNC Bank, N.A.) (Note C)	2.41	5,185,000
13,100,000	EPI Corp., Tax Adj Rate Notes, Ser. 1998, 2.44% (LOC: PNC Bank, N.A.) (Note C)	2.44	13,100,000
6,360,000	EXAL Corp., Ser. 2001, 2.50% (LOC: Fifth Third Bank) (Note C)	2.47	6,360,000
9,000,000	Fresh Advantage, Inc., Tax, Ser. A, 2.60% (LOC: Wachovia Bank, N.A.) (Note C)	2.60	9,000,000
1,505,000	General Secretariat of the OAS, Tax., Ser. A, 2.52% (LOC: Bank of America, N.A.) (Note C)	2.49	1,505,000
4,060,000	General Secretariat of the OAS, Tax., Ser. A, 2.52% (LOC: Bank of America, N.A.) (Note C)	2.49	4,060,000
4,430,000	Gilligan Oil Co., Adj. Rate Tax. Secs., Ser. 2002, 2.50% (LOC: Fifth Third Bank) (Note C)	2.47	4,430,000
2,905,000	Grand Rapids Christian Schools Assoc. Adj. Rate Tax., Secs., Ser. 2003, 2.50% (LOC: Fifth Third Bank) (Note C)	2.50	2,905,000
1,650,000	Gutwein & Co., Inc. and Gutwein Properties LLC Adj. Rate Tax. Secs., Ser. 2003, 2.50% (LOC: Fifth Third Bank) (Note C)	2.47	1,650,000
1,900,000	J.P.S. Properties Diversified, Inc. Adj. Rate Tax. Secs., Ser. 2002, 2.50% (LOC: Fifth Third Bank) (Note C)	2.47	1,900,000
3,470,000	Kappa Alpha Theta Fraternity, Inc., Ser. 2001, 2.50% (LOC: Fifth Third Bank) (Note C)	2.47	3,470,000
3,020,000	Liter’s, Inc., Adj. Rate Tax. Securities, Ser. 2002, 1.96%, (LOC: Fifth Third Bank) (Note C)	1.93	3,020,000
40,000,000	LP Pinewood SPV, LLC, Increment Tax., Ser. 2003, 2.55% (LOC: Wachovia Bank, N.A.) (Note C)	2.55	40,000,000
10,000,000	Miss. Bus. Fin. Corp. Tax. IDB (Pottery Barn, Inc. Proj.) Ser. 2004, 2.55% (LOC: Bank of America, N.A.) (Note C)	2.52	10,000,000
12,090,000	Pitney Roads Partners, LLC Tax., Ser. 2003A, 2.63% (LOC: Fleet National Bank) (Note C)	2.63	12,090,000
7,150,000	R.M.D Corp., Tax., Ser. 2001, 2.50% (LOC: Fifth Third Bank) (Note C)	2.47	7,150,000
3,100,000	Rockwall Dirt Co., Ltd., (Floating Rate Option Notes) Tax., 2.57% (LOC: Bank One, N.A.) (Note C)	2.54	3,100,000
6,600,000	Savannah College of Art & Design, Inc. Tax., Ser. 2004, 2.56% (LOC: Bank of America, N.A.) (Note C)	2.53	6,600,000
5,685,000	Sawmill Creek Lodge Co., Ltd., Adj. Rate Tax. Secs., Ser. 2002, 2.50% (LOC: Fifth Third Bank) (Note C)	2.47	5,685,000
3,000,000	Skeletal Properties, LLC and Tri-State Orthopaedic Surgeons, Inc. Adj. Rate Tax. Secs., Ser. 2003, 2.50% (LOC: Fifth Third Bank) (Note C)	2.47	3,000,000
3,800,000	Sound Class Assets, L.L.C., Ser. 2003A, 2.55% (LOC: Bank of America, N.A.) (Note C)	2.52	3,800,000
1,465,000	SouthCorr, LLC, Tax., Ser. 2001, 2.55% (LOC: Wachovia Bank, N.A.) (Note C)	2.52	1,465,000
4,090,000	Stech LLP, Tax Adj. Rate Bonds, Ser. 1998, 2.44% (LOC: PNC Bank, N.A.) (Note C)	2.41	4,090,000
11,200,000	Tacoma Goodwill Industries, Tax., Ser. 2003, 2.35% (LOC: Bank of America, N.A.) (Note C)	2.32	11,200,000
3,775,000	Team Rahal of Pittsburg, Inc., Tax., Ser. 2002, 2.60% (LOC: PNC Bank, N.A.) (Note C)	2.57	3,775,000
15,000,000	The Garlands of Barrington Lenders, Inc., Tax., Ser. 2002A, 2.40% (LOC: Bank One, N.A.) (Note C)	2.37	15,000,000
17,600,000	The Garlands of Barrington Lenders, Inc., Tax., Ser. 2002B, 2.40% (LOC: Bank One, N.A.) (Note C)	2.37	17,600,000
15,000,000	The Garlands of Barrington Lenders, Inc., Tax., Ser. 2002C, 2.40% (LOC: Bank One, N.A.) (Note C)	2.37	15,000,000
4,705,000	The Scranton Times, L.P., Ser. 1997, 2.42% (LOC: PNC Bank, N.A.) (Note C)	2.42	4,705,000
10,620,000	Triad Group, Inc., Ser. 1997, 2.57% (LOC: Wachovia Bank, N.A.) (Note C)	2.54	10,620,000
15,220,000	Turfway Park, LLC, Tax., Ser. 2001, 2.50% (LOC: Fifth Third Bank) (Note C)	2.47	15,220,000
3,300,000	Two Gateway L.P., Adj. Rate Tax. Secs., Ser. 2002, 2.50% (LOC: Fifth Third Bank) (Note C)	2.47	3,300,000
1,690,000	Wagner Moving & Storage, Inc., Adj. Rate Tax. Secs., Ser. 2002, 2.50% (LOC: Fifth Third Bank) (Note C)	2.47	1,690,000
3,000,000	Wisconsin Heart Hosp. LLC, Tax., Rev. Bonds, Ser. 2003, 2.42% (LOC: Bank One, N.A.) (Note C)	2.39	3,000,000
3,200,000	Yuengling Beer Co., Inc., Ser. 1999A, 2.41% (LOC: PNC Bank, N.A.) (Note C)	2.44	3,200,000

			387,745,000

TD WATERHOUSE FAMILY OF FUNDS, INC. MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS January 31,2005 (unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—5.5%
$40,000,000	Canadian Imperial Bank of Commerce, 1.94%, due 2/14/05	1.99	$39,999,267
257,000,000	Canadian Imperial Bank of Commerce, 2.53%, due 2/15/05 (Note A)	2.53	257,000,000
35,000,000	Fortis Bank, 2.19%, due 6/9/05	2.27	34,989,634

			331,988,901

	FOREIGN BANK SUPPORTED OBLIGATIONS—8.7%
10,000,000	Banco Continental de Panama, S.A., Ser. A, due 2/10/05 (LOC: Calyon N.Y.)	1.97	9,995,125
50,000,000	Banco Cuscatlan, S.A., due 3/17/05 (LOC: ING Bank N.V.)	2.51	49,776,875
12,300,000	Biloa University Tax., Ser. 2004A, 2.52%, due 2/7/05 (LOC: Allied Irish Banks, PLC) (Note A)	2.49	12,300,000
12,300,000	Biloa University Tax., Ser. 2004B, 2.52%, due 2/7/05 (LOC: BNP Paribas) (Note A)	2.49	12,300,000
40,000,000	COFCO Capital Corp., due 3/17/05 (LOC: Rabobank Nederland)	2.51	39,877,778
6,765,000	Franklin Avenue Assoc. LP, Tax. Var. Rate Lease Rev. Bonds, Ser. 2001 (Waco, TX Federal Courthouse &
	Post Office Proj.) 2.42% (Credit: Landesbank Hessen-Thueringen, GZ; AMBAC) (Note C)	2.39	6,765,000
235,000,000	HBOS Treasury Services PLC, 2.39%, due 2/21/05 (GTY: Bank of Scotland) (Note A)	2.39	235,000,477
45,000,000	HBOS Treasury Services PLC, 2.41%, due 2/1/05 (GTY: Bank of Scotland) (Note A)	2.41	45,000,000
66,500,000	HBOS Treasury Services PLC, 2.55%, due 3/24/05 (GTY: Bank of Scotland) (Note A)	2.55	66,500,000
44,845,000	Redding Life Care, LLC, (Meadow Ridge Proj.) First Mtg., Tax., Ser. 1998B, 2.47% (LOC: BNP Paribas) (Note C)	2.44	44,845,000

			522,360,255

	TOTAL BANK OBLIGATIONS—34.7%		2,097,076,886

	TAXABLE MUNICIPAL OBLIGATIONS
22,000,000	Blair Cty. IDA, Tax. (Altoona-Blaire County Dev. Corp.) Ser. 2001, 2.56% (LOC: PNC Bank, N.A.) (Note C)	2.52	22,000,000
6,300,000	Brooks Cty. Dev. Auth. Tax. IDB (Landboard, Inc. Proj.) Ser. 2003, 2.56% (LOC: Bank of America, N.A.) (Note C)	2.56	6,300,000
30,000,000	CA Pollution Control Fin. Auth. Environ. Improv. Rev. Bonds (ARCO Proj.) Tax. Ser. 1997, 2.42%, due 2/14/05 (GTY: BP Amoco PLC)	2.42	30,000,000
30,000,000	Calcasieu Parish Inc., LA Ind. Dev. Board, Env. Rev. Bonds, Tax., Var. Rate Notes (CITGO Petroleum Proj.)
	Ser. 1996, 2.44%, (LOC: BNP Paribas)	2.44	30,000,000
2,160,000	Colorado HFA Tax. Var. Rate Econ. Dev. Rev. Bonds, Ser. 2003B (High Country Container, Inc. Proj.), 2.63%,
	(LOC: Bank One, N.A.) (Note C)	2.59	2,160,000
19,844,000	Connecticut HFA Housing Mtg. Fin. Prog. Bonds, Ser. F1, 2.35%, (Credit: Landesbank Hessen- Thueringen, GZ; AMBAC) (Note C)	2.35	19,844,000
19,900,000	Ill. Dev. Auth. Revenue Bonds (American College of Surgeons Proj.), Tax., Ser. 1996, 2.55% (LOC: Northern Trust Company) (Note C)	2.52	19,900,000
22,100,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1997B, 2.38% (LOC: Bank One, N.A.) (Note C)	2.35	22,100,000
18,900,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B, 2.42% (Credit: MBIA; Bank of America, N.A.) (Note C)	2.39	18,900,000
13,800,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B-I, 2.38% (Credit: MBIA; Bank One, N.A.) (Note C)	2.38	13,800,000
18,000,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B-II, 2.38% (Credit: MBIA; Bank One, N.A.) (Note C)	2.38	18,000,000
15,200,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-III, 2.38% (Credit: MBIA; Bank One, N.A.) (Note C)	2.35	15,200,000
6,710,000	IDB of the Parish of Caddo, Inc., Adj. Rate Tax. IDRB (Sealy Shreveport Industrial
	Loop, L.P. Proj.), 2.42% (LOC: Bank One, N.A.) (Note C)	2.39	6,710,000
1,000,000	Jackson County (AL) IDB (Beaulieu of America, Inc. Proj.), Tax. IDRB, Ser. 1991, 5.00% (LOC: Fortis Bank) (Note C)	5.00	1,000,000
18,500,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev. Bonds, Ser. 2003A, 2.52% (Credit: FGIC; Bank of America, N.A.) (Note C)	2.49	18,500,000
18,200,000	Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.) Ser. 1998, 2.57% (LOC: Wachovia Bank, N.A.) (Note C)	2.53	18,200,000
3,500,000	Miss. Bus. Fin. Corp. Tax. IDRB (Koch Freezers LLC Proj.), Ser. 2004, 2.47% (LOC: Bank One, N.A.) (Note C)	2.44	3,500,000
5,000,000	Miss. Bus. Fin. Corp. Tax. IDB (Conair Corp. Proj.), Ser. 2005, 2.51% (LOC: Wachovia Bank, N.A.) (Note C)	2.48	5,000,000
8,340,000	New Hampshire Business Auth. (Foundation for Seacoast Health), Ser. 1998B, 2.50% (LOC: Bank of America, N.A.) (Note C)	2.47	8,340,000
24,960,000	NY City HDC MFH Rev. Bonds (Chelsea Centro), 2002 Ser. A, 2.40% (LOC: Bayerische Landesbank, GZ) (Note C)	2.40	24,960,000
28,900,000	NY State HFA, Service Contract Rev. Bonds., Ser. 2003J, 2.35% (LOC: Landesbank Hessen-Thueringen, GZ) (Note C)	2.32	28,900,000
4,800,000	PA Econ. Dev. Fin. Auth. Tax. Dev. Rev. Bonds, Ser. 2004C3, 2.56% (LOC: PNC Bank, N.A.) (Note C)	2.56	4,800,000
3,840,000	Putnam Hospital Center (NY), Multi-Mode Rev. Bond, Tax., Ser 1999, 2.75% (LOC: Bank of New York) (Note C)	2.71	3,840,000
48,530,000	State of Miss. Tax. GO Bonds (Nissan No. America, Inc. Proj.), Ser. 2003A, 2.38%, (LOC: Bank of America, N.A.) (Note C)	2.35	48,530,000
27,685,000	State of Texas (Veteran’s Land Refunding Bonds) Tax. GO, Ser. 2002, 2.33% (LIQ: Landesbank Hessen-Thueringen, GZ) (Note C)	2.33	27,685,000
7,700,000	The Harrisburg Authority (Dauphin County, PA) Tax. Var. Rate Water Revenue Refunding
	Bonds, Ser. C 2002, 2.63% (Credit: FSA; Dexia Credit Local) (Note C)	2.63	7,700,000
5,000,000	Utah Telecom. Open Infrastructure Agy. Tax. Adj. Rate Telecom. Rev. Bonds, Ser. 2004, 2.52% (LOC: Bank of America, N.A.) (Note C)	2.49	5,000,000
68,400,000	Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, due 2/2/05 (LOC: Landesbank Hessen-Thueringen, GZ)	2.40	68,395,440

	TAXABLE MUNICIPAL OBLIGATIONS—8.2%		499,264,440

	U.S. GOVERNMENT AGENCY OBLIGATIONS
93,000,000	FNMA Mortgage-backed Discount Notes (Pool 760595), due 2/1/05	2.41	93,000,000
106,102,300	FNMA Mortgage-backed Discount Notes (Pool 760597), due 4/1/05	2.60	105,653,664
50,000,000	FNMA Mortgage-backed Discount Notes (Pool 760596), due 4/1/05	2.62	49,786,944
60,000,000	FNMA Mortgage-backed Discount Notes (Pool 760658), due 4/1/05	2.62	59,742,367
20,000,000	FNMA Mortgage-backed Discount Notes (Pool 760617), due 4/1/05	2.57	19,916,417
20,000,000	FNMA Mortgage-backed Discount Notes (Pool 760407), due 5/2/05	2.11	19,896,000

TD WATERHOUSE FAMILY OF FUNDS, INC. MONEY MARKET PORTFOLIO • SCHEDULE OF INVESTMENTS January 31,2005 (unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$150,000,000	FNMA Notes, 1.55% due 5/04/05 (Note F)	1.55	$150,000,000
50,000,000	FHLB Notes, 1.70% due 3/30/05 (Note F)	1.70	49,359,826
75,000,000	FHLB Notes, 1.28% due 4/22/05 (Note F)	1.28	75,000,000
50,000,000	FHLB Notes, 1.58% due 5/20/05	1.58	50,000,000
46,750,000	Overseas Private Investment Corp. COP, Ser. 1995-221/308, 2.53%, due 6/15/05	2.53	47,455,127

	U.S. GOVERNMENT AGENCY OBLIGATIONS—11.9%		719,810,345

	REPURCHASE AGREEMENT—4.2%
255,121,000	Bank of America Securities LLC
	~2.28% dated 1/31/05, due 2/1/05 in the amount of $255,137,158
	~fully collaterized by U.S. Government obligation, coupon 5.500%, maturity
	11/1/34, value $260,223,421	2.28	255,121,000

	TOTAL INVESTMENTS (Cost $6,069,412,136) † —100.3%		6,069,412,136

	LIABILITIES IN EXCESS OF OTHER ASSETS AND LIABILITIES, NET—(0.3)%		(20,802,728)

	NET ASSETS—100.0%
			$6,048,609,408

(A)	Variable rate securities. The rates shown are the current rates on January 31, 2005. Dates shown represent the next interest reset date.

(B)	These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On January 31, 2005, the aggregate market value of these securities, valued at amortized cost is $554,905,372 representing 9.2% of net assets.

(C)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2005, these securities amounted to $1,006,094,475 or 16.6% of net assets. These securities have been deemed liquid by the Board of Directors.

(E)	Security may be extended at issuer’s option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

(F)	Security may be called at issuer’s option prior to maturity date.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

AIG	American International Group
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
FGIC	Federal Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FNMA	Fannie Mae
FSA	Financial Security Assurance Inc.
GO	General Obligation
GTY	Guarantee
HDC	Housing Development Corporation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFH	Multi-Family Housing
MTN	Medium Term Note

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC. U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS January 31, 2005 (unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FANNIE MAE—28.9%
$60,000,000	Mortgage-backed Discount Notes, due 2/1/05	2.41	$60,000,000
33,100,000	Mortgage-backed Discount Notes, due 2/1/05	2.11	33,100,000
42,800,000	Mortgage-backed Discount Notes, due 2/1/05	2.10	42,800,000
25,000,000	Mortgage-backed Discount Notes, due 3/1/05	2.39	24,953,819
40,000,000	Mortgage-backed Discount Notes, due 4/1/05	2.62	39,829,556
58,900,000	Mortgage-backed Discount Notes, due 4/1/05	2.60	58,650,950
20,000,000	Mortgage-backed Discount Notes, due 4/1/05	2.57	19,916,417
27,356,900	Mortgage-backed Discount Notes, due 4/1/05	2.54	27,243,692
23,000,000	Mortgage-backed Discount Notes, due 4/1/05	2.52	22,905,764
25,000,000	Mortgage-backed Discount Notes, due 5/2/05	2.71	24,832,813
15,000,000	Mortgage-backed Discount Notes, due 5/2/05	2.70	14,899,500
25,000,000	Mortgage-backed Discount Notes, due 5/2/05	2.69	24,831,875
3,600,000	Notes, 2.30%, due 2/23/05	2.30	3,597,778
1,000,000	Notes, 2.30%, due 2/25/05	2.30	999,374
50,000,000	Notes, 1.55%, due 5/4/05 (Note C)	1.55	50,000,000

			448,561,538

	FEDERAL FARM CREDIT BANK—0.3%
5,000,000	Notes, 2.45%, due 2/23/05 (Note A)	2.45	5,000,224

	FEDERAL HOME LOAN BANK—9.7%
5,000,000	Notes, 2.25%, due 2/14/05	2.25	5,002,857
50,000,000	Notes, 2.47%, due 2/26/05 (Note A)	2.47	49,994,895
3,000,000	Notes, 2.41%, due 3/12/05 (Note A)	2.41	2,998,322
6,100,000	Notes, 2.46%, due 3/21/05 (Note A)	2.46	6,099,333
15,000,000	Notes, 2.50%, due 4/5/05 (Note A)	2.50	14,993,420
2,000,000	Notes, 2.34%, due 4/15/05	2.34	2,009,011
25,000,000	Notes, 2.55%, due 4/19/05	2.55	25,000,000
25,000,000	Notes, 1.28%, due 4/22/05 (Note C)	1.28	25,001,604
20,000,000	Notes, 3.12%, due 12/30/05 (Note C)	3.12	19,743,930

			150,843,372

	FREDDIE MAC—4.3%
7,150,000	Notes, 2.27%, due 5/15/05	2.27	7,139,452
15,250,000	Notes, 2.39%, due 3/9/05 (Note A)	2.39	15,250,000
35,000,000	Notes, 2.53%, due 4/7/05 (Note A)	2.53	35,001,163
10,000,000	Notes, 2.35%, due 10/27/05 (Note C)	2.40	9,996,582

			67,387,197

	U.S. GOVERNMENT GUARANTEED OBLIGATIONS—28.0%
80,000,000	Army and Air Force Exchange Service, 2.38%, due 2/4/05	2.38	80,000,000
50,000,000	Army and Air Force Exchange Service, 2.36%, due 2/14/05 (Note B)	2.36	50,000,000
60,000,000	Army and Air Force Exchange Service, 2.55%, due 2/25/05 (Note B)	1.91	60,000,000
70,998,000	Alameda Leasing Ltd. (EXIM Bank Guaranteed Discount Notes) due 3/18/05	2.47	70,780,569
76,349,000	Buchanan Leasing Ltd. (EXIM Bank Guaranteed Discount Notes) due 3/18/05	2.47	76,115,182
27,520,000	Overseas Private Investment Corp. (OPIC) Ser. 1997-553-XXX, 1.57%, due 4/2/05 (Note A)	1.57	27,520,000
23,351,986	Overseas Private Investment Corp. (OPIC) COP, Ser. 1995-197, 2.44%, due 2/2/05 (Note A)	2.44	23,351,986
47,921,094	Totem Ocean Trailer Express, Inc., U.S. Gov’t. Gtd. Ship Financing Notes, Ser. 2002-2, 2.61%, due 2/15/05 (Note A)	2.61	47,916,361

			435,684,098

	REPURCHASE AGREEMENTS—37.0%
25,416,001	Bank of America Securities LLC
	• 2.50% dated 1/31/05, due 2/1/05 in the amount of $25,417,765
	• fully collateralized by U.S. Government securities, coupon 5.50%, maturity
	11/1/34, value $25,924,321	2.51	25,416,001
275,000,000	Bank of America Securities LLC
	• 2.51% dated 1/31/05, due 2/1/05 in the amount of $275,019,174
	• fully collateralized by U.S. Government securities, coupon 4.50%, maturity
	1/1/19, value $280,500,000	2.51	275,000,000

TD WATERHOUSE FAMILY OF FUNDS, INC. U.S. GOVERNMENT PORTFOLIO • SCHEDULE OF INVESTMENTS January 31, 2005 (unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$275,000,000	Morgan Stanley
	• 2.50% dated 1/31/05, due 2/1/05 in the amount of $275,019,097
	• fully collateralized by U.S. Government securities, coupon range 4.50% to 6.00%, maturity
	range 3/1/18 to 3/1/33, value $280,695,278	2.50	$275,000,000

			575,416,001

	TOTAL INVESTMENTS (Cost $1,682,892,430) † —108.2%		1,682,892,430

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(8.2)%		(127,099,160)

	NET ASSETS—100.0%		$1,555,793,270

(A)	Variable rate securities. The rates shown are the current rates on January 31, 2005. Dates shown represent the next interest reset date.

(B)	These obligations were acquired for investment, not with the intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On January 31, 2005, the aggregate market value of these securities, valued at amortized cost, is $110,000,000 representing 7.1% of net assets.

(C)	Security may be called at issuer’s option prior to maturity date.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

COP	Certificate of Participation

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC. Municipal Portfolio • Schedule of Investments January 31, 2005 (Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—3.2%
$3,300,000	Huntsville IDB Rev. Bonds (Central CPVC Corp.Proj.) Ser. 1998, 1.96% (LOC: Citibank, N.A.) (Note A)	1.96	$3,300,000
14,200,000	Montgomery IDB Rev. Bonds (General Electric Proj.) 1.86%, due 2/1/05	1.86	14,200,000
2,185,000	Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.) 2.14% (LOC: Wachovia Bank, N.A.) (Note A)	2.14	2,185,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 1.92% (LOC: U.S. Bank) (Note A)	1.92	4,650,000
480,000	Troy Elec. Water & Sewer Rev. Bonds, 2.00%, due 6/1/05 (Insured: MBIA)	1.40	480,934

			24,815,934

	ARIZONA—0.7%
2,675,000	Phoenix Airport Rev. Bonds, 5.90%, due 7/1/05 (Insured: MBIA)	2.10	2,716,584
250,000	Phoenix Streets & Highways Rev. Bonds, 5.00%, due 7/1/05 (Insured: FGIC)	1.50	253,570
2,200,000	Pima County IDA Rev. Bonds (Tucson Elec. Co.Proj.) 1.85% (LOC: Societe Generale) (Note A)	1.85	2,200,000

			5,170,154

	ARKANSAS—0.4%
2,890,000	DFA Rev. Bonds (Conestoga Wood Proj.) 1.96% (LOC: Wachovia Bank, N.A.) (Note A)	1.96	2,890,000

	CALIFORNIA—2.8%
12,915,400	FHLMC MFC Rev. Bonds, Series M001, 1.99% (LIQ: FHLMC) (Note A, C)	1.99	12,915,400
7,000,000	PCFA Rev. Bonds (Pacific Gas & Electric) 1.96% (LOC: JPMorgan Chase Bank) (Note A)	1.96	7,000,000
1,300,000	Statewide CDA Rev. Bonds (Pavillions Apts.) Ser. M, 1.88% (LOC: FNMA) (Note A)	1.88	1,300,000

			21,215,400

	COLORADO—3.3%
5,000,000	Denver City & County Airport Rev. Bonds, 1.94% (LIQ: Bank of New York) (Note A, C)	1.94	5,000,000
8,310,000	Dept. of Transportation GO Bonds, 1.92% (LIQ: Bank of New York) (Note A, C)	1.92	8,310,000
2,400,000	Douglas Cty. Hsg. Rev. Bonds (Autumn Chase Proj.) 1.85% (LIQ: FHLMC) (Note A)	1.85	2,400,000
1,000,000	HFA Rev. Bonds (High Country Inc., Proj.) Ser.A, 2.03% (LOC: JPMorgan Chase Bank) (Note A)	2.03	1,000,000
6,700,000	HFA Rev. Bonds (Roaring Forks) 1.99% (LIQ: Bank of New York) (Note A, C)	1.99	6,700,000
1,000,000	Pitkin IDRB (Aspen Skiing Co. Proj.) 1.84% (LOC: JPMorgan Chase Bank) (Note A)	1.84	1,000,000
1,000,000	Platte River Power Auth. Rev. Bonds, 6.00%, due 6/1/05 (Insured: MBIA)	1.95	1,013,252

			25,423,252

	DISTRICT OF COLUMBIA —2.7%
12,000,000	HFA COP Rev. Bonds (Tyler House Apts. Proj.) Ser. 1995A, 1.99% (LOC: Landesbank Hessen-Thuringen, GZ) (Note A)	1.99	12,000,000
4,430,000	HFA Rev. Bonds, Ser. D, 1.89% (LIQ: Lehman Bros.) (Note A, C)	1.89	4,430,000
4,000,000	Water & Sewer Rev. Bonds (Eagle Trust Certs.) 1.89% (LIQ: Citibank, N.A.) (Note A, C)	1.89	4,000,000

			20,430,000

	FLORIDA—4.7%
350,000	Alachua Cty. GO Bonds, 2.25%, due 8/1/05 (Insured: MBIA)	2.10	350,255
7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.) 1.90% (LOC: FNMA) (Note A)	1.90	7,025,000
2,000,000	Board of Education Rev. Bonds (ABN-AMRO Munitops 1998) 1.87% (LIQ: ABN-AMRO Bank) (Notes A, C)	1.87	2,000,000
5,000,000	Broward Cty. Port Systems Rev. Bonds, 5.00%, due 10/1/05 (Insured: FGIC)	2.03	5,097,320
620,000	Dade Cty. IDA Rev. Bonds (Dolphins Stadium Proj.) 1.85% (LOC: Societe Generale) (Note A)	1.85	620,000
470,000	Fishhawk Comm. Dev. Dist. Rev. Bonds, 2.00%, due 5/1/05 (Insured: MBIA)	1.65	470,395
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 1.90% (LOC: FNMA) (Note A)	1.90	2,500,000
13,528,000	Hillsboro Cty. Aviation Auth. CP Notes, Ser. A, 2.10%, due 9/8/05 (LOC: State Street Bank)	2.10	13,528,000
2,000,000	Hillsborough Cty. Port Auth. Rev. Bonds, 6.50%, due 6/1/05 (Insured: FSA)	1.45	2,032,765
1,000,000	Pasco Cty. Solid Waste Rev. Bonds, 5.75%, due 4/1/05 (Insured: AMBAC)	1.50	1,006,783
1,500,000	St. Johns Cty. IDA Rev. Bonds (Coastal Health Investors Ltd. Proj.) Ser. 1986, 1.90% (LOC: SunTrust Bank) (Note A)	1.90	1,500,000

			36,130,518

	GEORGIA—3.4%
1,000,000	GO Bonds, 5.75%, due 9/1/05	2.13	1,020,778
1,400,000	Gwinnett Cty. IDRB (Barco Inc. Proj.) 1.96% (LOC: Wachovia Bank, N.A.) (Note A)	1.96	1,400,000
22,200,000	Metropolitan Atlanta Rapid Transit Auth. Rev. Bonds, Ser. B, 1.83% (LOC: Bayerische Landesbank, GZ, WestLB AG) (Note A)	1.83	22,200,000
1,750,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.) Ser 1998, 1.90% (LOC: Bank of America, N.A.) (Note A)	1.90	1,750,000

			26,370,778

	HAWAII—3.2%
15,000,000	Honolulu City & County GO CP Notes, Ser. H, 1.70%, due 2/3/05 (LOC: Landesbank Hessen-Theuringen, GZ)	1.70	15,000,000
10,000,000	Honolulu City & County GO CP Notes, Ser. W, 1.70%, due 2/9/05 (LOC: WestLB AG)	1.70	10,000,000

			25,000,000

	ILLINOIS—6.0%
7,000,000	Chicago GO Tender Notes, 2.20%, put 12/8/05 (LOC: State Street Bank)	2.20	7,000,000
5,540,000	Chicago Wastewater Rev. Bonds (MERLOT) 1.80%, put 8/5/05 (LIQ: Wachovia Bank, N.A.) (Notes A, C)	1.80	5,540,000
4,455,000	Chicago Water Rev. Bonds (MERLOT) 2.275%%, put 1/20/06 (LIQ: Wachovia Bank, N.A.) (Notes A, C)	2.28	4,455,000
800,000	DFA Rev. Bonds (Overton Gear & Tool Corp.) 1.99% (LOC: LaSalle National Bank) (Note A)	1.99	800,000
600,000	DFA Rev. Bonds (Profile Plastics Proj.) 1.93% (LOC: LaSalle National Bank) (Note A)	1.93	600,000
3,825,000	Educ. Facs. Auth. Rev. Bonds (Lincoln Park Society) 1.85% (LOC: JPMorgan Chase Bank) (Note A)	1.85	3,825,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 1.92% (LOC: JPMorgan Chase) (Note A)	1.92	2,100,000
1,565,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 2.01% (LOC: LaSalle National Bank) (Note A)	2.01	1,565,000
1,435,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 2.01% (LOC: LaSalle National Bank) (Note A)	2.01	1,435,000
400,000	Municipal Elec. Agency Power Supply Rev. Bonds, 5.00%, due 2/1/05 (Insured: FSA)	1.10	400,000
2,820,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.) 1.93% (LOC: LaSalle National Bank) (Note A)	1.93	2,820,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 1.90% (LOC: LaSalle National Bank) (Note A)	1.90	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.) 1.94% (LOC: PNC Bank) (Note A)	1.94	5,000,000

TD WATERHOUSE FAMILY OF FUNDS, INC. Municipal Portfolio • Schedule of Investments January 31, 2005 (Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$1,900,000	Richmond IDRB (Maclean Fogg Co. Proj.) 1.92% (LOC: Bank of America, N.A.) (Note A)	1.92	$1,900,000
4,905,000	Schaumberg GO Bonds (MERLOT) 1.91% (LIQ: Wachovia Bank, N.A.) (Note A, C)	1.91	4,905,000
500,000	Winnebago & Boone Ctys. GO Bonds, 5.90%, due 2/1/05 (Insured: FGIC)	1.60	500,000

			46,475,000

	INDIANA—2.0%
6,000,000	DFA Rev. Bonds (Pure Air on Lake Proj.) 1.70%, due 2/3/03 (LOC: Landesbank Hessen-Theuringen, GZ)	1.70	6,000,000
500,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 1.95% (LOC: US Bank, N.A.) (Note A)	1.95	500,000
2,950,000	East Chicago EDA Rev. Bonds (Robinson Steel Inc. Proj.) 2.01% (LOC: LaSalle National Bank) (Note A)	2.01	2,950,000
3,600,000	Marion EDR Bonds (Wesleyan Univ. Proj.) 1.85% (LOC: Bank of America, N.A.) (Note A)	1.85	3,600,000
800,000	New Albany EDR Bonds (Gordon & Jeff Huncilman Proj.) 1.99% (LOC: PNC Bank) (Note A)	1.99	800,000
1,250,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.) 2.10% (LOC: JPMorgan Chase Bank) (Note A)	2.10	1,250,000

			15,100,000

	IOWA—0.5%
2,100,000	Dubuque (Jeld-Wen Inc. Proj.) Ser. 1988, 2.01% (LOC: LaSalle National Bank) (Note A)	2.01	2,100,000
1,500,000	Fin. Auth. Rev. Bonds (Mississippi Valley Regional Blood Center) 1.85% (LOC: Wells Fargo) (Note A)	1.85	1,500,000
200,000	Sioux Central USD GO Bonds, 6.00%, prerefunded 5/1/05 @ 100 (Note B)	1.20	202,320

			3,802,320

	KANSAS—2.9%
2,850,000	Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT) 1.50%, put 4/27/05 (LIQ: Wachovia Bank, N.A.) (Note C)	1.50	2,850,000
9,090,000	Sedgewick Cty. MRB (Roaring Forks Municipal Products LLC) Ser. 2002-8, 1.99% (LIQ: Bank of New York) (Notes A, C)	1.99	9,090,000
10,000,000	Wichita GO Notes, 3.00%, due 8/4/05	1.97	10,051,200

			21,991,200

	KENTUCKY—2.5%
3,000,000	Carroll Cty. Solid Waste Rev. Bonds (North American Stainless) 1.86% (LOC: Fifth Third Bank) (Note A)	1.86	3,000,000
905,000	Cynthiana IDRB (Bullard Co. Proj.) 1.95% (LOC: JPMorgan Chase Bank) (Note A)	1.95	905,000
10,430,000	Danville Multi-City Lease Rev. Bonds, 1.95%, due 5/5/05 (LOC: Fifth Third Bank)	1.95	10,430,000
4,000,000	Mayfield IDRB (Seaboard Farms of KY Inc. Proj.) 1.90% (LOC: SunTrust Bank) (Note A)	1.90	4,000,000
415,000	Muhlenberg Cty SD GO Bonds, 2.50%, due 4/1/05 (Insured: FSA)	1.28	415,809
500,000	Rural Water Fin. Corp. Rev. Bonds, 2.25%, due 2/1/05 (Insured: MBIA)	1.15	500,000

			19,250,809

	LOUISIANA—5.1%
15,405,000	Jefferson Parish Hospital Rev. Bonds (Putter #522) 1.90% (LOC: JPMorgan Chase Bank) (Note A, C)	1.90	15,405,000
10,000,000	New Orleans Sales Tax Rev. Bonds, 2.00% (LIQ: Lehman Bros.) (Notes A, C)	2.00	10,000,000
6,800,000	St. Charles Parish PCR Bonds (Shell Oil Co.) 1.98% (Note A)	1.98	6,800,000
5,880,000	Plaquemines Port Harbor & Terminal Dist. Facs. Rev. Bonds (Chevron Pipeline Co. Proj.) 1.75%, put 9/1/05	1.55	5,886,728
1,000,000	Regional Trans. Auth. COP, 5.00%, due 5/1/05 (Insured: MBIA)	1.10	1,009,434

			39,101,162

	MAINE—0.3%
2,000,000	Public Util. Fin. Rev. Bonds (Maine Public Service Co. Proj.) 1.95% (LOC: Bank of New York) (Note A)	1.95	2,000,000

	MASSACHUSETTS—2.9%
11,335,000	Freetown Lakeville Regional School BANS, 3.00%, due 10/21/05	1.85	11,426,808
200,000	GO Bonds, 5.75%, prerefunded 2/1/05 @ 101 (Note B)	1.15	202,000
2,630,000	HEFA Rev. Bonds (Becker College) Ser. A1, 1.84% (LOC: Bank of Boston) (Note A)	1.84	2,630,000
700,000	IDA Rev. Bonds (October Co. Inc. Proj.) 1.87% (LOC: Bank of Boston) (Note A)	1.87	700,000
2,510,000	IDRB (Frequency & Time Sys.) 1.95% (LOC: Wells Fargo) (Note A)	1.95	2,510,000
5,000,000	North Adams BANS GO Notes, 2.00%, due 2/25/05	1.15	5,002,762

			22,471,570

	MICHIGAN—3.1%
4,000,000	Detroit Sewer Rev. Bonds, 1.55%, put 8/4/05 (LIQ: FGIC)	1.55	4,000,000
2,000,000	HDA Rev. Bonds, 5.45%, due 10/1/05 (Insured: MBIA)	1.78	2,048,017
1,660,000	Lowell IDRB (Litehouse Proj.) 2.01% (LOC: Fifth Third Bank) (Note A)	2.01	1,660,000
15,000,000	Municipal Bond Auth. Rev. Notes, 3.00%, due 8/23/05 (LOC: JPMorgan Chase Bank)	1.57	15,117,416
1,050,000	Strategic Fund PCR Rev. Bonds (Jo-Mar Family/ Troy Tube & Mfg. Proj.) 1.93% (LOC: Fifth Third Bank) (Note A)	1.93	1,050,000

			23,875,433

	MINNESOTA—3.9%
3,935,000	Bird Island - Olivia - Lake Lillia ISD GO Notes, 3.00%, due 9/19/05	1.62	3,968,567
5,500,000	Elk River ISD GO Notes, 3.00%, due 9/5/05	1.63	5,543,722
2,105,000	Howard Lake Waverly Winstead GO Notes, 3.00%, due 9/5/05	1.63	2,121,740
6,415,000	Little Falls ISD GO Notes, 3.00%, due 9/19/05	1.62	6,469,819
2,690,000	Marshall ISD GO Notes, 3.00%, due 9/5/05	1.63	2,711,393
2,100,000	New York Mills ISD GO Notes, 3.00%, due 9/19/05	1.65	2,117,515
5,000,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 1.94%
	(LOC: LaSalle National Bank) (Note A)	1.94	5,000,000
2,375,000	Westonka ISD GO Notes, 3.00%, due 9/30/05	1.70	2,395,033

			30,327,789

	MISSISSIPPI—0.1%
600,000	Business Fin. Corp. IDRB (Lehman- Roberts Co.Proj.) Ser. A, 1.95% (LOC: Bank of America, N.A.) (Note A)	1.95	600,000

	MISSOURI—0.2%
1,200,000	IDRB (Filtration Group Inc.) 1.99% (LOC: LaSalle National Bank) (Note A)	1.99	1,200,000

	MONTANA—0.2%
1,300,000	Butte Silver Bow PCR Bonds (Rhone-Poulenc Inc. Proj.) 1.92% (LOC: Banque Nationale de Paris) (Note A)	1.92	1,300,000

TD WATERHOUSE FAMILY OF FUNDS, INC. Municipal Portfolio • Schedule of Investments January 31, 2005 (Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	NEW HAMPSHIRE—1.7%
$6,205,000	Business Fin. Auth. Rev. Bonds (Foundation for Seacoast Health) Ser. A, 1.86% (LOC: Fleet Bank)
	(Note A)	1.86	$6,205,000
5,700,000	Business Fin. Auth. Rev. Bonds (Wiggins Airway Inc.Proj.) 1.90% (LOC: Bank of Boston) (Note A)	1.90	5,700,000
1,250,000	Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower Proj.) Ser. B, 1.90% (LOC: PNC Bank) (Note A)	1.90	1,250,000

			13,155,000

	NEW JERSEY—0.2%
525,000	Dover Municipal Util. Auth. Rev. Bonds, 4.25%, due 2/15/05 (Insured: FGIC)	1.05	525,634
300,000	EDA Rev. Bonds (Educ. Testing) 5.90%, prerefunded 5/15/05 @ 102 (Note B)	1.60	309,570
650,000	EDA Rev. Bonds (Educ. Testing) 6.25%, prerefunded 5/15/05 @ 102 (Note B)	1.74	671,183
200,000	Paterson GO Bonds, 5.00%, due 2/15/06 (Insured: MBIA)	2.20	205,702

			1,712,089

	NEW MEXICO—0.6%
800,000	Albuquerque IDRB (CVI Laser Corp. Proj.) Ser. 1998, 1.95% (LOC: Bank of America, N.A.) (Note A)	1.95	800,000
970,000	Albuquerque IDRB (Karsten Co.of New Mexico) Ser. 1997A, 2.05% (LOC: JPMorgan Chase Bank)
	(Note A)	2.05	970,000
3,000,000	Farmington IDRB (Independent Mobility Sys. Proj.) Ser. A, 1.92% (LOC: Bank of America, N.A.)
	(Note A)	1.92	3,000,000

			4,770,000

	NEW YORK—0.3%
2,000,000	East Rochester Village Hsg. Auth. Rev. Bonds (Roaring Forks Proj.) 1.91% (LIQ: FNMA) (Note A, C)	1.91	2,000,000

	NORTH CAROLINA—0.2%
1,000,000	Burke Cty. PCR Bonds (Jobst Institute Inc. Proj.) 1.91% (LOC: Wachovia Bank, N.A.) (Note A)	1.91	1,000,000
400,000	Gastonia GO Bonds, 2.50%, due 4/1/05 (Insured: FSA)	1.65	400,541

			1,400,541

	OHIO—3.0%
10,000,000	Akron Rev. Bonds (MUNITOPS) Ser. 2003-37, 1.88% (LIQ: ABN-AMRO Bank) (Notes A, C)	1.88	10,000,000
5,000,000	Butler Cty. Healthcare Facs. Rev. Bonds (Lifesphere Proj.) 1.85% (LOC: US Bank, N.A.) (Note A)	1.85	5,000,000
5,000,000	Hamilton Cty. EDA Rev. Bonds (CAA Complex at Jordan Proj.) 1.86% (LOC: Fifth Third Bank)
	(Note A)	1.86	5,000,000
3,000,000	Solid Waste Rev. Bonds (BP Exploration & Oil Proj.) Ser. 1999, 1.88% (Note A)	1.88	3,000,000

			23,000,000

	OKLAHOMA—2.7%
815,000	DFA Rev. Bonds, 2.00%, due 6/1/05 (Insured: MBIA)	1.25	816,983
2,850,000	Muskogee City & County Trust Port Auth. Rev. Bonds, 2.00% (LOC: Bank of America, N.A.)
	(Note A)	2.00	2,850,000
2,550,000	Tulsa Cty. IDA Rev. Bonds (Montereau) Ser. A, 1.83% (LOC: BNP Paribas) (Note A)	1.83	2,550,000
15,000,000	Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 2000, 1.35%, put 3/1/05
	(LOC: Bank of America, N.A.)	1.35	15,000,000

			21,216,983

	PENNSYLVANIA—1.7%
2,800,000	Allegheny Cty. Hosp. Dev. Auth. Rev. Bonds (Central Blood Bank) 1.87% (LOC: PNC Bank)
	(Note A)	1.87	2,800,000
4,455,000	Montgomery Cty. Higher Educ. & Health Auth. Rev. Bonds (Madlyn & Leonard Abramson) 1.88%
	(LOC: Allied Irish Bank, PLC) (Note A)	1.88	4,455,000
3,435,000	Montgomery Cty. Higher Educ. & Health Auth. Rev. Bonds (Philadelphia Geriatric) 1.88%
	(LOC: Allied Irish Bank, PLC) (Note A)	1.88	3,435,000
1,400,000	Philadelphia IDRB (Henry H. Ottens Mfg. Proj.) 2.01% (LOC: Wachovia Bank, N.A.) (Note A)	2.01	1,400,000
850,000	Pittsburgh GO Bonds, 6.00%, due 3/1/05 (Insured: MBIA)	1.65	852,803
215,000	Turnpike Commission Rev. Bonds, 5.00%, due 12/1/05 (Insured: FGIC)	2.20	219,921

			13,162,724

	RHODE ISLAND—0.3%
2,500,000	Ind. Fac. Corp. IDRB (NFA Corp. Proj.) 1.90% (LOC: Bank of Boston) (Note A)	1.90	2,500,000

	SOUTH CAROLINA—2.2%
700,000	Beaufort GO Bonds, 2.00%, due 2/1/05 (Insured: MBIA)	1.10	700,000
4,000,000	Greenville City & County IDRB (Stevens Aviation Tech. Serv. Facs. Proj.) Ser. 97, 1.96%
	(LOC: Wachovia Bank, N.A.) (Note A)	1.96	4,000,000
1,400,000	Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.) 1.96% (LOC: Wachovia Bank, N.A.) (Note A)	1.96	1,400,000
3,060,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999B, 1.99% (LOC: PNC Bank) (Note A)	1.99	3,060,000
8,000,000	Port Auth. Rev. Bonds (ABN-AMRO MUNITOPS #7) 1.95% (LIQ: ABN-AMRO Bank) (Notes A, C)	1.95	8,000,000

			17,160,000

	TENNESSEE—4.6%
1,900,000	Franklin Cty. IDRB (Franklin Ind. Inc. Proj.) 1.95% (LOC: Bank of America, N.A.) (Note A)	1.95	1,900,000
4,050,000	Hendersonville Hsg. IDRB (Windsor Park Proj.) 1.85% (LIQ: FNMA) (Note A)	1.85	4,050,000
1,900,000	Johnson City HEFA Rev. Bonds, 5.50%, due 7/1/05 (Insured: MBIA)	2.00	1,927,249
500,000	Maury Cty. GO Bonds, 2.00%, due 6/1/05 (Insured: MBIA)	1.60	500,647
10,000,000	Metropolitan Government Davidson Cty. Rev. Bonds (ABN-AMRO MUNITOPS) Ser. 1999-1, 1.89%
	(LIQ: ABN-AMRO Bank) (Notes A, C)	1.89	10,000,000
7,000,000	Metropolitan Government Davidson Cty. Rev. Bonds (Timberlake Proj.) 1.84% (LOC: FNMA)
	(Note A)	1.84	7,000,000
6,500,000	Monroe Cty. IDB Rev. Bonds (American Transit Corp. Proj.) 1.95% (LOC: Bank of Boston)
	(Note A)	1.95	6,500,000
3,200,000	Montgomery Cty. Pub. Building Rev. Bonds (Montgomery Cty. Loan) 1.85% (LOC: Bank of America, N.A.)
	(Note A)	1.85	3,200,000
405,000	Sullivan Cty. Airport Rev. Bonds, 3.25%, due 5/1/05 (Insured: FSA)	1.70	406,521

			35,484,417

	TEXAS—11.4%
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 1.89% (LIQ: FNMA) (Note A)	1.89	6,000,000
1,000,000	Frisco GO Bonds, 3.00%, due 2/15/05 (Insured: FSA)	1.85	1,000,413
10,600,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 1994, 1.88%
	(Note A)	1.88	10,600,000

TD WATERHOUSE FAMILY OF FUNDS, INC. Municipal Portfolio • Schedule of Investments January 31, 2005 (Unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$12,800,000	Harris Cty. HFC Rev. Bonds, 1.89% (LIQ: Lehman Bros.) (Note A, C)	1.89	$12,800,000
1,869,000	Houston Airport Rev. Bonds, ABN-AMRO MUNITOPS Trust Cert., Ser.1998-15, 1.95%
	(LIQ: ABN-AMRO Bank) (Note A, C)	1.95	1,869,000
500,000	North Central Health Facs. Rev. Bonds (Zale Lipshy Univ. Proj. ) 5.50%, due 4/1/05 (Insured: FSA)	1.65	503,066
2,100,000	North Harris Montgomery Community GO Bonds, 3.00%, due 2/15/05 (Insured: AMBAC)	1.15	2,101,469
225,000	Port Arthur GO Bonds, 8.00%, due 2/15/05 (Insured: MBIA)	1.15	225,584
6,300,000	Richardson ISD GO Bonds, 1.10%, put 4/1/05 (GTY: Texas Permanent School Fund)	1.10	6,300,000
1,500,000	San Antonio Airport Sys. Rev. Bonds (Cessna Aircraft) 1.95% (LOC: Bank of America, N.A.) (Note A)	1.95	1,500,000
2,000,000	San Antonio IDA (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj. ) Ser.1998, 1.95%
	(LOC: Bank of America, N.A.) (Note A)	1.95	2,000,000
3,000,000	San Marcos IDC Rev. Bonds (TB Woods Inc.Proj. ) 1.99% (LOC: PNC Bank) (Note A)	1.99	3,000,000
35,000,000	TRANS, 3.00%, due 8/31/05	1.16	35,284,388
4,290,000	Veterans Hsg. Rev. Bonds, Ser. 1994A-1, 1.90% (Note A)	1.90	4,290,000

			87,473,920

	VARIOUS STATES—3.4%
24,988,809	FHLMC MFC Rev. Bonds, Series M002, 2.04% (LIQ: FHLMC) (Note A, C)	2.04	24,988,809
1,085,000	Greystone Tax Exempt Cert. Rev. Bonds, Ser.1998-2, 1.98% (LOC: Credit Suisse First Boston) (Note A, C)	1.98	1,085,000

			26,073,809

	VIRGINIA—1.7%
8,000,000	Chesapeake GO Bonds (Eagle Trust) Ser. 98-4601, 1.89% (LIQ: Citibank, N.A.) (Note A, C)	1.89	8,000,000
1,000,000	Halifax Cty. IDA Rev. Bonds (O’ Sullivan Industries Proj.) 2.00% (LOC: Wachovia Bank, N.A.) (Note A)	2.00	1,000,000
2,900,000	King George Cty. IDA Rev. Bonds (Garnet of VA Inc. Proj.) 1.90% (LOC: JPMorgan Chase Bank) (Note A)	1.90	2,900,000
1,425,000	Suffolk Redev. & Hsg. Rev. Bonds (Oak Springs Apartments Proj.) 1.85% (LOC: FHLMC) (Note A)	1.85	1,425,000

			13,325,000

	WASHINGTON—10.9%
3,410,000	Econ. DFA Rev. Bonds (Waste Management Proj.) Ser. 2000I, 1.88% (LOC: Fleet Bank) (Note A)	1.88	3,410,000
1,900,000	EDA Rev. Bonds (Ace Tank Proj.) 1.95% (LOC: US Bank) (Note A)	1.95	1,900,000
900,000	EDA Rev. Bonds (Seadrunar Proj.) 1.90% (LOC: US Bank) (Note A)	1.90	900,000
16,000,000	Energy Northwest Elec. Rev. Bonds, Ser. E, 1.83% (LOC: JPMorgan Chase Bank) (Note A)	1.83	16,000,000
185,000	Energy Northwest Elec. Rev. Bonds, 4.00%, due 7/1/05 (Insured: MBIA)	2.25	186,322
8,995,000	HFC Rev. Bonds (Boardwalk Apts. Proj.) 1.92% (LOC: FNMA) (Note A)	1.92	8,995,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 1.89% (LOC: FNMA) (Note A)	1.89	6,200,000
1,800,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 1.90% (LOC: Bank of America) (Note A)	1.90	1,800,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 1.89% (LOC: FNMA) (Note A)	1.89	2,000,000
10,900,000	HFC Rev. Bonds (Mill Plain Crossing Proj.) 1.90% (LOC: Harris Trust & Banking) (Note A)	1.90	10,900,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 1.95% (LOC: US Bank, N.A.) (Note A)	1.95	2,250,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 1.89% (LOC: FNMA) (Note A)	1.89	4,620,000
1,000,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 1.95% (LOC: US Bank, N.A.) (Note A)	1.95	1,000,000
4,000,000	Port Bellingham IDR Bonds (BP West Coast Products) 1.88% (Note A)	1.88	4,000,000
2,000,000	Port of Seattle Rev. Bonds, Ser. 1997, 1.93% (LOC: Bank of New York) (Note A)	1.93	2,000,000
500,000	Port of Seattle Rev. Bonds, Ser. 2000B, 5.50%, due 2/1/05 (Insured: MBIA)	2.00	500,000
19,095,000	Public Power Supply Rev. Bonds (MERLOT) 1.15%, put 2/1/05 (LIQ: Wachovia Bank, N.A.) (Note A, C)	1.15	19,095,000

			85,756,322

	WISCONSIN—1.9%
3,000,000	Appleton IDRB (Pensar Electric Solutions Proj.) 2.00% (LOC: JPMorgan Chase Bank) (Note A)	2.00	3,000,000
1,960,000	Grand Chute IDRB (Surface Mount Technology Proj.) 2.20% (LOC: JPMorgan Chase Bank) (Note A)	2.20	1,960,000
7,765,000	HEFA Rev.Bonds (Divine Savior Healthcare) Ser. B, 1.86% (LOC: US Bank, N.A.) (Note A)	1.86	7,765,000
740,000	Hsg & EDA Rev. Bonds, 2.35%, due 3/1/05 (Insured: FSA)	1.30	740,591
330,000	Janesville IDRB (Freedom Plastics Inc. Proj.) 1.94% (LOC: LaSalle National Bank) (Note A)	1.94	330,000
315,000	Waukesha Cty. GO Bonds, 2.00%, due 4/1/05	1.15	315,428
275,000	Wausau Promissory Notes, 2.00%, due 4/1/05 (Insured: MBIA)	1.25	275,329

			14,386,348

	TOTAL MUNICIPAL OBLIGATIONS
	(Cost $777,518,472) † — 100.9%		777,518,472

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.9%)		(9,120,365)

	NET ASSETS 100.0%		$768,398,107

TD WATERHOUSE FAMILY OF FUNDS, INC. Municipal Portfolio • Schedule of Investments January 31, 2005 (Unaudited)

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)	Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(C)	Securities exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2005, these securities amounted to $193,438,209 or 25.2% of the net assets. These securities have been deemed liquid by the Board of Directors.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

AMBAC	American Municipal Bond Assurance Corporation
BANS	Bond Anticipation Notes
CDA	Community Development Authority
COP	Certificates of Participation
CP	Commercial Paper
DFA	Development Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Fannie Mae
FSA	Financial Security Assurance Inc.
GO	General Obligation
GTY	Guarantee
HDA	Housing Development Authority
HEFA	Health & Education Facilities Authority
HFA	Housing Finance Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFC	Multi-Family Certificate
MRB	Mortgage Revenue Bond
PCFA	Pollution Control Finance Authority
PCR	Pollution Control Revenue Bond
SD	School District
TRANS	Tax Revenue Anticipation Notes
USD	Unified School District

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC. California Municipal Money Market Portfolio • Schedule of Investments January 31, 2005 (unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—101.7%
$3,300,000	ABAG Fin. Auth. Rev. Bonds (Auth. For Non-Profit Corps.) 1.98% (LOC: Allied Irish Bank, PLC) (Note A)	1.98	$3,300,000
1,900,000	Alameda Contra Costa Schools Rev. Bonds, Ser. A, 1.85% (LOC: Bank of Nova Scotia) (Note A)	1.85	1,900,000
9,000,000	Alameda Corridor Trans. Auth. Rev. Bonds (Trust Receipts) Ser. CMC1, 1.87% (LIQ: JPMorgan Chase Bank) (Notes A, C)	1.87	9,000,000
5,000,000	Anaheim Hsg. Auth. Rev. Bonds (Fountains Anaheim Hills Proj.) Ser. A, 1.88% (LOC: FNMA) (Note A)	1.88	5,000,000
3,990,000	Baldwin Park COP, 1.90% (LOC: Allied Irish Bank, PLC) (Note A)	1.90	3,990,000
7,600,000	Big Bear Lake Rev. Bonds (SW Gas Corp. Proj.) Ser. A, 1.88% (LOC: KBC Bank, NV) (Note A)	1.88	7,600,000
175,000	Contra Costa Transportation Auth. Rev. Bonds, 6.00%, due 3/1/05 (Insured: FGIC)	1.10	175,654
1,100,000	Community College Fin. Auth. TRAN, 3.00%, due 6/30/05	1.90	1,104,759
3,990,000	Compton USD GO Bonds (MERLOT) 1.88% (LIQ: Wachovia Bank, N.A.) (Notes A, C)	1.88	3,990,000
2,500,000	CSUCI Fin. Auth. Rev. Bonds, 1.60%, put 8/1/05 (LOC: Citigroup, N.A.)	1.60	2,500,000
7,000,000	Dept. of Water Resources Rev. Bonds, Ser. C7, 1.82% (LIQ: Dexia Credit Local) (Note A)	1.82	7,000,000
1,900,000	Dept. of Water Resources Rev. Bonds, Ser. C11, 1.83% (LOC: KBC Bank, NV, Bank of Nova Scotia) (Note A)	1.83	1,900,000
6,000,000	Econ. Rec. Bonds, Ser. C11, 1.83% (LOC: BNP Paribas) (Note A)	1.83	6,000,000
5,400,000	Econ. Rec. Bonds, Ser. C16, 1.83% (LIQ: Dexia Credit Local) (Note A)	1.83	5,400,000
16,417,461	FHLMC MFC Rev. Bonds, Series M001, 1.99% (LIQ: FHLMC) (Notes A, C)	1.99	16,417,461
2,990,000	Fresno Airport Rev. Bonds (MERLOT) Ser. 2000B1, 1.93% (LIQ: Wachovia Bank, N.A.) (Notes A, C)	1.93	2,990,000
781,000	Health Facs. Fin. Auth. Rev. Bonds (Pooled Loan Prog.) Ser. B, 1.83% (SBPA: FGIC) (Note A)	1.83	781,000
4,200,000	Health Facs. Fin. Auth. Rev. Bonds (Scripps Health) Ser. A, 1.83% (LOC: JPMorgan Chase Bank) (Note A)	1.83	4,200,000
1,300,000	Huntington Beach MFH Rev. Bonds, 1.84% (LOC: FHLMC) (Note A)	1.84	1,300,000
4,660,000	Infrastructure & EDR Bonds (Hydro Systems Proj.) 1.91% (LOC: Comerica Bank, N.A.) (Note A)	1.91	4,660,000
2,075,000	Infrastructure & EDR Bonds, Ser. A, 1.91% (LOC: Comerica Bank, N.A.) (Note A)	1.91	2,075,000
9,500,000	Infrastructure & EDR Bonds (J. Paul Getty Trust) 2.25%, put 2/2/06	2.25	9,500,000
1,500,000	Infrastructure & Economic Dev. Rev. Bonds (Nature Kist Snacks Proj.) 1.72% (LOC: Wells Fargo Bank) (Note A)	1.72	1,500,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 1.88% (LOC: FNMA) (Note A)	1.88	7,700,000
1,900,000	Livermore COP Rev.Bonds, 1.83% (LIQ: Dexia Credit Local) (Note A)	1.83	1,900,000
15,000,000	Livermore Redev. Agy. Hsg. Rev. Bonds, 2.20, put 9/15/05 (GIC: AIG)	2.20	15,000,000
400,000	Los Angeles Cty. IDB (Alameda Properties) 1.83% (LOC: Bank of America, N.A.) (Note A)	1.83	400,000
1,000,000	Los Angeles Cty. Pension Obligation Rev. Bonds, Ser. B, 1.81% (SBPA: Dexia Credit Local) (Note A)	1.81	1,000,000
1,050,000	Los Angeles Dept. of Airports Rev. Bonds, 6.00%, due 5/15/05 (Insured: FGIC)	1.15	1,064,250
4,000,000	Los Angeles International Airport Rev. Bonds, Ser. C2, 1.83% (LOC: Bayerische Landesbank, GZ,
	JPMorgan Chase Bank, Landesbank Baden-Wurtemburg) (Note A)	1.83	4,000,000
1,200,000	Los Angeles MFC Bonds (Museum Terrace Apts) Ser. H, 1.83% (LOC: Bank of America, N.A.) (Note A)	1.83	1,200,000
900,000	Los Angeles MFC Bonds (Tri City Proj.) Ser. I, 1.85% (LOC: Citigroup, N.A.) (Note A)	1.85	900,000
400,000	Los Angeles MFC Bonds, Ser. K, 1.88% (LOC: FHLB) (Note A)	1.88	400,000
4,985,000	Los Angeles USD GO Bonds (MERLOT) Ser. B12, 1.88% (LIQ: Wachovia Bank, N.A.) (Notes A, C)	1.88	4,985,000
2,000,000	Los Angeles Wastewater Sys. Rev. Bonds, Ser. A, 2.15%, put 12/15/05 (LIQ: FGIC)	2.15	2,000,000
2,000,000	Los Angeles Wastewater Sys. Rev. Bonds, Ser. B, 2.15%, put 12/15/05 (LIQ: FGIC)	2.15	2,000,000
5,915,000	Metropolitan Water Dist. of Southern CA Rev. Bonds (MERLOT) 1.35%, put 5/4/05 (LIQ: Wachovia Bank, N.A.) (Note C)	1.35	5,915,000
900,000	Ontario IDA Rev. Bonds (Winsford Partners ) Ser. A, 1.88% ( LOC: Citigroup, N.A.) (Note A)	1.88	900,000
1,000,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. B, 1.85% (LOC: JPMorgan Chase Bank) (Note A)	1.85	1,000,000
8,835,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. C, 1.82% (LOC: JPMorgan Chase Bank) (Note A)	1.82	8,835,000
2,200,000	Public Works Rev. Bonds (Putters 610) 1.87% (LIQ: JPMorgan Chase Bank) (Notes A, C)	1.87	2,200,000
1,815,000	Riverside Cty. Asset Lease Rev. Bonds, 4.00%, due 6/1/05 (Insured: MBIA)	1.46	1,829,949
2,400,000	Riverside Cty. COP, 1.83% (LOC: State Street) (Note A)	1.83	2,400,000
1,665,000	Riverside Cty. IDA Rev. Bonds (Merrick Engineering Inc.) 1.88% (LOC: Wells Fargo Bank) (Note A)	1.88	1,665,000
800,000	Sacramento Cogeneration Rev. Bonds (Proctor & Gamble Proj.) 7.00%, due 7/1/05 (Insured: MBIA)	1.95	816,564
3,910,000	Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT) Ser. 2000SSS, 1.88% (LIQ: Wachovia Bank, N.A.) (Notes A, C)	1.88	3,910,000
12,590,000	Sacramento Hsg. Auth. Rev. Bonds (Northpointe Apts. - Roaring Forks) 1.91% (LIQ: Bank of New York ) (Notes A, C)	1.91	12,590,000
2,000,000	Sacramento MUD Rev. Bonds (MERLOT) Ser. 2000 A10, 1.88% (LIQ: Wachovia Bank, N.A.) (Notes A, C)	1.88	2,000,000
13,500,000	San Diego USD GO Bonds (MUNITOPS) 1.30%, put 2/16/05 (LIQ: ABN-AMRO Bank) (Note C)	1.30	13,500,000
1,000,000	San Diego Cty. COP Rev. Bonds (San Diego Museum of Art Proj.) 1.98% (LOC: Allied Irish Bank, N.A.) (Note A)	1.98	1,000,000
1,100,000	San Francisco City & Cty. Rev. Bonds, 5.50%, due 5/1/05 (Insured: FSA)	1.35	1,111,016
500,000	San Francisco City & Cty. Rev. Bonds, 6.20%, prerefunded 5/1/05 @ 101 (Note B)	1.50	510,666
2,200,000	San Jose MFH Rev. Bonds (Cinnabar Commons) 1.88% (LOC: Bank of America, N.A.) (Note A)	1.88	2,200,000
3,000,000	San Jose MFH Rev. Bonds (Evans Lane Apts.) 1.85% (LOC: Bank of America, N.A.) (Note A)	1.85	3,000,000
10,000,000	School Cash Reserve Prog. Auth., Ser. A, 3.00%, due 7/6/05	1.60	10,058,476
2,900,000	South Bay Regional Communications Rev. Bonds (Hawthorne Proj.) 1.82% (LOC: Allied Irish Bank, PLC) (Note A)	1.82	2,900,000
8,600,000	Statewide Communities Rev. Bonds (Cathedral High School Proj.) 1.88% (LOC: Allied Irish Bank, PLC) (Note A)	1.88	8,600,000
900,000	Statewide CDA Rev. Bonds (Chevron USA Inc. Proj.) 1.77% (Note A)	1.77	900,000
2,000,000	Statewide CDA Rev. Bonds (Maple Square Apts. Proj.) 1.91% (LOC: Citigroup, N.A.) (Note A)	1.91	2,000,000
3,750,000	Statewide CDA Rev. Bonds (Masters College Proj.) 1.83% (LOC: U.S. Bank, N.A.) (Note A)	1.83	3,750,000
6,270,000	Statewide CDA Rev. Bonds ( Aegis Pleasant Hills Proj.) Ser. M, 1.88% (LOC: FNMA) (Note A)	1.88	6,270,000
11,000,000	Statewide CDA Rev. Bonds (Fountains Seacliff Apts.) 2.20%, put 10/15/05 (GIC: Bayerische Landesbank, GZ)	2.20	11,000,000
5,505,000	Statewide CDA Rev. Bonds (River Run Senior Apts. Proj.) Ser. LL, 1.88% (LOC: FHLB) (Note A)	1.88	5,505,000
600,000	Statewide CDA Rev. Bonds, 5.875%, prerefunded 5/1/05 @ 100 (Note B)	1.80	602,916
4,900,000	Watereuse Fin. Auth. Rev. Bonds, 1.83% (LOC: Credit Suisse First Boston) (Note A)	1.83	4,900,000

			266,702,711

	PUERTO RICO—2.2%
5,700,000	Commonwealth TOC’s Trust, Ser. 2001-1, 1.85% (LIQ: Bank of New York) (Notes A, C)	1.85	5,700,000

	TOTAL MUNICIPAL OBLIGATIONS
	(Cost $272,402,711) † —103.9%		272,402,711

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(3.9)%		(10,129,394)

	NET ASSETS—100.0%		$262,273,317

TD WATERHOUSE FAMILY OF FUNDS, INC. California Municipal Money Market Portfolio • Schedule of Investments January 31, 2005 (unaudited)

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)	Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2005, these securities amounted to $83,197,461 or 31.7% of net assets. These securities have been deemed liquid by the Board of Directors.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

ABAG	Association of Bay Area Governments
AIG	American International Group
CDA	Community Development Authority
COP	Certificates of Participation
EDR	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Fannie Mae
FSA	Financial Security Assurance Inc.
GIC	Guaranteed Investment Contract
GO	General Obligation
IDA	Industrial Development Authority
IDB	Industrial Development Board
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
MUD	Municipal Urban Development
PCR	Pollution Control Revenue Bond
SBPA	Standby Bond Purchase Agreement
TOC	Tender Option Certificates
TRAN	Tax Revenue Anticipation Note
USD	Unified School District

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

TD WATERHOUSE FAMILY OF FUNDS, INC. New York Municipal Money Market Portfolio • Schedule of Investments January 31, 2005 (unaudited)

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS:

	NEW YORK—91.9%
$4,500,000	Babylon IDA Rev. Bonds (Ogden Martin Proj.) 1.81% (SBPA: JPMorgan Chase Bank) (Note A)	1.81	$4,500,000
7,000,000	Dorm. Auth. Rev. Bonds (Columbia Univ.) 1.03%, put 3/8/05	1.03	7,000,000
2,100,000	Dorm. Auth. Rev. Bonds (FFT Senior Community) Ser. B, 5.70%, put 5/13/05 (LOC: KBC Bank, NV)	1.60	2,123,703
1,385,000	Dorm. Auth. Rev. Bonds (MERLOT) Ser. A30, 1.88% (LOC: KBC Bank, NV) (Notes A, B)	1.88	1,385,000
650,000	Dorm. Auth. Rev. Bonds (School Districts) 5.00%, due 4/1/05 (Insured: MBIA)	1.50	653,629
6,415,000	East Rochester Village Hsg. Auth. Rev. Bonds (Roaring Forks Proj.) 1.91% (LIQ: FNMA) (Notes A, B)	1.91	6,415,000
614,859	East Syracuse Minoa CSD GO Bonds, 4.00%, due 4/15/05 (Insured: MBIA)	1.25	618,206
2,000,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. C1, 1.85% (LOC: Citibank) (Note A)	1.85	2,000,000
2,500,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. C3, 1.86% (LOC: Citibank) (Note A)	1.86	2,500,000
4,400,000	Environmental Facs. Rev. Bonds (General Electric) 1.86%, due 2/1/05	1.82	4,400,000
1,000,000	Environmental Facs. Rev. Bonds (Putter 613) 1.86% (LIQ: JPMorgan Chase Bank) (Notes A, B)	1.86	1,000,000
3,800,000	Environmental Quality GO Bonds, 1.75%, put 8/4/05 (LOC: WestLB AG)	1.75	3,800,000
2,000,000	Environmental Quality GO Bonds, Series A, 1.83%, due 3/4/05 (LOC: Bayerische Landesbank,
	GZ & Landesbank Hessen-Theuringen, GZ)	1.83	2,000,000
702,082	Fort Ann CSD GO Bonds, 4.25%, due 6/15/05 (Insured: FSA)	1.60	708,812
2,725,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 1.80% (LOC: FHLB) (Note A)	1.80	2,725,000
6,600,000	GO Bonds, Ser. B, 1.58%, put 8/4/05 (LOC: Dexia Credit Local)	1.58	6,600,000
10,000,000	Hempstead IDA Rev. Bonds, 1.97% (LIQ: Lehman Brothers) (Notes A, B)	1.97	10,000,000
2,400,000	HFA Rev. Bonds (350 West 43rd St. Proj.) Ser. A, 1.85% (LOC: Landesbank Hessen-Theuringen, GZ) (Note A)	1.85	2,400,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 1.84% (LOC: FHLB) (Note A)	1.84	1,400,000
1,000,000	HFA Rev. Bonds (Normandie Court) 1.85% (LOC: Landesbank Hessen-Thueringen, GZ) (Note A)	1.85	1,000,000
1,500,000	HFA Rev. Bonds (Sayville Hsg.) Ser. A, 1.85% (LOC: Fleet National Bank) (Note A)	1.85	1,500,000
2,315,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. A11, 1.88% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	1.88	2,315,000
755,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. A33, 1.88% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	1.88	755,000
1,460,000	MTA Rev. Bonds (MERLOT) Ser. A43, 1.88% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	1.88	1,460,000
1,600,000	Nassau Cty. GO Bonds, Ser. F, 7.00%, due 3/1/05 (Insured: FSA)	1.20	1,607,028
5,745,000	Nassau Cty. Interim Fin. Auth. Rev. Bonds, Ser. A, 1.82% (LIQ: Dexia Credit Local) (Note A)	1.82	5,745,000
9,965,000	NYC Cultural Res. Rev. Bonds (American Museum of Natural History/ MUNITOPS) 1.86% (LIQ: ABN-AMRO) (Notes A, B)	1.86	9,965,000
1,300,000	NYC Cultural Res. Rev. Bonds (Museum of Broadcasting) 1.81% (LOC: KBC Bank, NV) (Note A)	1.81	1,300,000
2,130,000	NYC GO Bonds, Ser. 1994, 1.82% (LOC: Bayerische Landesbank, GZ) (Note A)	1.82	2,130,000
2,700,000	NYC GO Bonds, Ser. 2004 H-7, 1.82% (LOC: KBC Bank, NV) (Note A)	1.82	2,700,000
1,300,000	NYC HDC Rev. Bonds (East 17th St. Proj.) 1.81% (LOC: Rabobank Nederland) (Note A)	1.81	1,300,000
1,000,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.) 1.82% (LOC: Allied Irish Bank) (Note A)	1.82	1,000,000
2,000,000	NYC IDA Rev. Bonds (Professional Childrens School) 1.86% (LOC: Wachovia Bank, N.A.) (Note A)	1.86	2,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 1.87% (LOC: JPMorgan Chase Bank) (Note A)	1.87	700,000
3,700,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. C, 1.80% (LIQ: FGIC) (Note A)	1.80	3,700,000
2,000,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. F2, 1.80% (LIQ: JPMorgan Chase Bank) (Note A)	1.80	2,000,000
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) 1.86% (LIQ: Citibank) (Notes A, B)	1.86	1,000,000
1,200,000	NYC Transitional Fin. Auth. Rev. Bonds Ser. 1D, 1.82% (LIQ: Landesbank Hessen-Theuringen, GZ) (Note A)	1.82	1,200,000
2,000,000	NYC Transitional Fin. Auth. Rev. Bonds Ser. A, 1.83% (LIQ: JPMorgan Chase Bank) (Note A)	1.83	2,000,000
300,000	NYC Transitional Fin. Auth. Rev. Bonds, Ser. C, 5.00%, due 2/1/05	1.10	300,000
1,300,000	NYC Transitional Fin. Auth. Rev. Bonds, Ser. D, 4.00%, due 11/1/05	2.02	1,318,968
2,500,000	Oneida Indian Nation Rev. Bonds, 1.84% (LOC: Bank of America, N.A.) (Note A)	1.84	2,500,000
6,000,000	Oyster Bay GO BANS, 3.25%, due 11/18/05	2.12	6,052,717
985,000	Port Authority of NY & NJ Rev. Bonds (Special Oblig. MERLOTS) Ser. B05, 1.93% (LIQ: Wachovia Bank, N.A.) (Notes A, B)	1.93	985,000
822,185	South Jefferson CSD GO Bonds, 2.25%, due 4/15/05 (Insured: MBIA)	1.10	824,060
530,000	Suffolk Cty. GO Bonds, 3.25%, due 5/1/05 (Insured: MBIA)	1.52	532,209
2,365,000	Suffolk Cty. IDA Rev. Bonds (Target Rock Corp.) Ser. 1987, 1.93% (LOC: Bank of Nova Scotia) (Note A)	1.93	2,365,000
2,700,000	Thruway Auth. Highway & Bridge Trust Rev. Bonds (CMC) 1.86% (LIQ: JPMorgan Chase Bank) (Notes A, B)	1.86	2,700,000
5,000,000	Thruway Auth. Service Contract Rev. Bonds (Eagle Trust) Ser. 2000305, 1.86% (LIQ: Citibank) (Notes A, B)	1.86	5,000,000
5,000,000	Triborough Bridge & Tunnel Auth. Rev. Bonds (MUNITOPS) Ser. 2002-31, 1.86% (LIQ: ABN-AMRO) (Notes A, B)	1.86	5,000,000
2,700,000	Westchester Cty. IDRB (Levister Redev.) 1.85% (LOC: Bank of New York) (Note A)	1.85	2,700,000

			137,884,332

	PUERTO RICO—8.7%
6,000,000	Commonwealth TOC Trust, Ser. 2001-1, 1.85% (LIQ: Bank of New York) (Notes A, B)	1.85	6,000,000
6,000,000	Highway & Transportation Auth. Rev. Bonds (ROC II TR1) 1.85% (LIQ: Citigroup, N.A.) (Notes A, B)	1.85	6,000,000
1,000,000	Municipal Fin. Agy. Rev. Bonds, 6.00%, due 7/1/05 (Insured: FSA)	1.90	1,016,813

			13,016,813

	TOTAL MUNICIPAL OBLIGATIONS
	(Cost $150,901,145) † —100.6%		150,901,145

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.6)%		(877,316)

	NET ASSETS—100.0%		$150,023,829

TD WATERHOUSE FAMILY OF FUNDS, INC. New York Municipal Money Market Portfolio • Schedule of Investments January 31, 2005 (unaudited)

(A)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On January 31, 2005, these securities amounted to $59,980,000 or 40.0% of net assets. These securities have been deemed liquid by the Board of Directors.

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

BANS	Bond Anticipation Notes
CSD	Central School District
FGIC	Federal Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FNMA	Fannie Mae
FSA	Financial Security Assurance Inc.
GO	General Obligation
HDC	Housing Development Corporation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MTA	Metropolitan Transportation Authority
SBPA	Standby Bond Purchase Agreement
TOC	Tender Option Certificates

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Waterhouse Family of Funds, Inc.

By (Signature and Title)*	/s/ George O. Martinez, President

Date	March 22, 2005

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George O. Martinez, President

Date	March 22, 2005

By (Signature and Title)*	/s/ Christopher Salfi, Treasurer

Date	March 22, 2005

* Print the name and title of each signing officer under his or her signature.